Related Party Transactions - Additional Information (Detail) - USD ($)						1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended
	Apr. 26, 2022	Jul. 02, 2021	Jun. 30, 2021	Jun. 29, 2021	Mar. 02, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Apr. 20, 2022	Jan. 18, 2022
Related Party Transaction [Line Items]
Number of shares granted											9,977,072
Amount drew under the note											$ 35,000,000	$ 0
Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services value							$ 25,000						$ 25,000
Repayment of advances from related party													87,319
Advances from related party current								$ 80,687			80,687		$ 10,000
Notes payable, related parties								25,643			25,643
Working capital loans convertible into equity warrants								$ 70,687			$ 70,687
Director [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Number of shares granted				30,000		30,000
Share price								$ 7.14			$ 7.14		$ 7.14
Fair value of shares granted						$ 214,160							$ 214,160
Sponsor [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Repayments of related party debt		$ 300,000
Debt instrument face value					$ 300,000
Sponsor [Member] | Founder Shares [Member] | Independent Directors [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, new issues						30,000				30,000
Common Class B [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding								6,250,000			6,250,000		6,250,000
Share based compensation shares forfeited during the period									75,000
Common Class B [Member] | Founder [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services value					$ 25,000
Stock shares issued during the period for services shares					5,750,000
Stock issued during period, shares, new issues				575,000
Common stock shares outstanding			6,250,000	6,325,000		6,250,000				6,250,000		6,250,000
Common stock, shares, subject to forfeiture			825,000			825,000				825,000		825,000
Shares no longer subject to forfeiture			750,000			750,000				750,000		750,000
Administration And Support Services [Member] | Sponsor [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Related party transaction fees payable per month			$ 10,000
Selling general and administrative expenses from transactions with related party								$ 30,000			$ 60,000		$ 60,000
Advance From Related Party Loan [Member] | Sponsor [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Repayment of advances from related party													87,319
Due to related parties								37,064			37,064		97,319
Promissory Note [Member]
Related Party Transaction [Line Items]
Due to related parties								10,000			10,000
Debt instrument face value															$ 100,000,000
Promissory Note [Member] | Sponsor [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Due to related parties								$ 250,000			$ 250,000
Repayments of related party debt		$ 300,000
Debt instrument face value					$ 300,000									$ 1,500,000
Amount drew under the note	$ 250,000
Working Capital Loans [Member] | Sponsor [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Due to related parties													$ 0
Restriction On Transfer Of Sponsor Shares [Member] | Common Class B [Member] | Founder [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Share price								$ 12			$ 12		$ 12
Number of trading days for determining the share price											20 days		20 days
Number of consecutive trading days for determining the share price											30 days		30 days
Waiting period after which the share trading days are considered											150 days		150 days